Derivative financial instruments and short positions (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Trading derivative and used as hedge liabilities forward contracts and others one		R$ 2,623,106	R$ 1,624,834
Tax effect	R$ 569
[custom:ShortPositionTotal-0]	12,780,599	45,807,946	R$ 23,835,653
Swap And Future Contract [Member]
IfrsStatementLineItems [Line Items]
Market Value	R$ 193,793	R$ 11,169